Subsiquent Event (Detail) (Subsequent Event [Member], Common Stock [Member])	1 Months Ended
Jan. 31, 2014
Subsequent Event [Member] | Common Stock [Member]
Issuance of common stock in connection with initial public offering net of offering costs, shares	16,100,000
Stock Issued During Period, Shares, New Issue, Overallotment Option	2,100,000